Financial Expenses, Net - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Other Income and Expenses [Abstract]
Foreign currency exchange differences	$ 28	$ 184
Interest on cash equivalents and restricted deposits	83	9
Total income	111	193
Extinguishment and amortization of shareholders' convertible loans discount and beneficial conversion feature		19
Interest on shareholders' convertible loans		125
Bank commissions and others	29	40
Foreign currency exchange differences	78	6
Interest on loans from banks and other credit balances	1	12
Total expenses	(108)	(202)
Total financial income (expenses), net	$ 3	$ (9)